Income Taxes, Balances (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Federal
Income Tax [Line Items]
Income taxes payable	$ 22	$ 8
State
Income Tax [Line Items]
Income taxes payable	$ 1